SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Colocation services
Revenue recognition
Contract service period	1 year
Minimum | Managed hosting services
Revenue recognition
Contract service period	1 year
Minimum | Managed cloud services
Revenue recognition
Contract service period	1 year
Maximum | Colocation services
Revenue recognition
Contract service period	10 years
Maximum | Managed hosting services
Revenue recognition
Contract service period	6 years
Maximum | Managed cloud services
Revenue recognition
Contract service period	3 years
Maximum | Consulting services
Revenue recognition
Contract service period	1 year